Shareholder Report	12 Months Ended	44 Months Ended	92 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000004013
Shareholder Report [Line Items]
Fund Name	Japan Fund
Class Name	Investor Class
Trading Symbol	PRJPX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Fund - Investor Class	$121	1.13%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Japanese stocks posted solid gains in the year ended October 31, 2024. For much of the period, yen weakness boosted the profit outlooks for Japan’s export-oriented companies. The Bank of Japan raised interest rates twice, in March and July, but there was uncertainty about the pace of further monetary policy normalization given market volatility, global economic developments, and domestic political instability.

  Versus the TOPIX Index Net, the leading contributor to relative performance was stock selection in the machinery sector. Shares of IHI Corporation soared as markets rewarded the industrial conglomerate's solid growth, driven by its civil aero engines and defense equipment segment. Stock choices in commercial and wholesale trade also added value.

  On the negative side, the leading detractor from relative performance was the information technology and services sector due to stock selection and an underweight position. SHIFT was a major laggard. The provider of software testing services struggled amid a slowdown in demand and the lower utilization of consultants and engineers. Stock choices in energy resources also weighed on performance.

  The fund invests in Japanese companies across the market capitalization spectrum in a wide range of sectors, with a focus on opportunities where there is potential upside relative to the risks priced in the market (asymmetric risk-reward). We continued to closely manage the fund’s sector allocations and style exposures. With sector and style more neutralized relative to the benchmark, our focus was on stock selection, guided by our belief that improving governance will drive shareholder returns for many Japanese businesses.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Japan Fund (Investor Class)	14.98%	-0.57%	4.82%
TOPIX Index Net (Regulatory Benchmark)	21.29	4.90	6.09
MSCI Japan Index Net (Strategy Benchmark)	22.33	5.30	6.09

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 272,064,000	$ 272,064,000	$ 272,064,000
Holdings Count | Holding	77	77	77
Advisory Fees Paid, Amount	$ 1,818,000
InvestmentCompanyPortfolioTurnover	67.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$272,064 Number of Portfolio Holdings77
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Electric Appliances & Precision Instruments	21.0%
IT & Services & Others	12.7
Commercial & Wholesale Trade	8.5
Banks	7.3
Financials Ex-Banks	7.2
Machinery	6.6
Raw Materials & Chemicals	5.9
Automobiles & Transportation Equipment	5.2
Pharmaceutical	4.5
Other	21.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Sony Group	5.2%
ITOCHU	5.1
Mitsubishi UFJ Financial Group	4.7
Hitachi	4.4
Recruit Holdings	3.5
Tokio Marine Holdings	3.3
Nintendo	3.0
Seven & i Holdings	2.9
Inpex	2.8
ORIX	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184318
Shareholder Report [Line Items]
Fund Name	Japan Fund
Class Name	I Class
Trading Symbol	RJAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Fund - I Class	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Japanese stocks posted solid gains in the year ended October 31, 2024. For much of the period, yen weakness boosted the profit outlooks for Japan’s export-oriented companies. The Bank of Japan raised interest rates twice, in March and July, but there was uncertainty about the pace of further monetary policy normalization given market volatility, global economic developments, and domestic political instability.

  Versus the TOPIX Index Net, the leading contributor to relative performance was stock selection in the machinery sector. Shares of IHI Corporation soared as markets rewarded the industrial conglomerate's solid growth, driven by its civil aero engines and defense equipment segment. Stock choices in commercial and wholesale trade also added value.

  On the negative side, the leading detractor from relative performance was the information technology and services sector due to stock selection and an underweight position. SHIFT was a major laggard. The provider of software testing services struggled amid a slowdown in demand and the lower utilization of consultants and engineers. Stock choices in energy resources also weighed on performance.

  The fund invests in Japanese companies across the market capitalization spectrum in a wide range of sectors, with a focus on opportunities where there is potential upside relative to the risks priced in the market (asymmetric risk-reward). We continued to closely manage the fund’s sector allocations and style exposures. With sector and style more neutralized relative to the benchmark, our focus was on stock selection, guided by our belief that improving governance will drive shareholder returns for many Japanese businesses.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Japan Fund (I Class)	15.33%	-0.37%	3.32%
TOPIX Index Net (Regulatory Benchmark)	21.29	4.90	5.58
MSCI Japan Index Net (Strategy Benchmark)	22.33	5.30	5.98

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 272,064,000	$ 272,064,000	$ 272,064,000
Holdings Count | Holding	77	77	77
Advisory Fees Paid, Amount	$ 1,818,000
InvestmentCompanyPortfolioTurnover	67.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$272,064 Number of Portfolio Holdings77
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Electric Appliances & Precision Instruments	21.0%
IT & Services & Others	12.7
Commercial & Wholesale Trade	8.5
Banks	7.3
Financials Ex-Banks	7.2
Machinery	6.6
Raw Materials & Chemicals	5.9
Automobiles & Transportation Equipment	5.2
Pharmaceutical	4.5
Other	21.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Sony Group	5.2%
ITOCHU	5.1
Mitsubishi UFJ Financial Group	4.7
Hitachi	4.4
Recruit Holdings	3.5
Tokio Marine Holdings	3.3
Nintendo	3.0
Seven & i Holdings	2.9
Inpex	2.8
ORIX	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225810
Shareholder Report [Line Items]
Fund Name	Japan Fund
Class Name	Z Class
Trading Symbol	TRZJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Japanese stocks posted solid gains in the year ended October 31, 2024. For much of the period, yen weakness boosted the profit outlooks for Japan’s export-oriented companies. The Bank of Japan raised interest rates twice, in March and July, but there was uncertainty about the pace of further monetary policy normalization given market volatility, global economic developments, and domestic political instability.

  Versus the TOPIX Index Net, the leading contributor to relative performance was stock selection in the machinery sector. Shares of IHI Corporation soared as markets rewarded the industrial conglomerate's solid growth, driven by its civil aero engines and defense equipment segment. Stock choices in commercial and wholesale trade also added value.

  On the negative side, the leading detractor from relative performance was the information technology and services sector due to stock selection and an underweight position. SHIFT was a major laggard. The provider of software testing services struggled amid a slowdown in demand and the lower utilization of consultants and engineers. Stock choices in energy resources also weighed on performance.

  The fund invests in Japanese companies across the market capitalization spectrum in a wide range of sectors, with a focus on opportunities where there is potential upside relative to the risks priced in the market (asymmetric risk-reward). We continued to closely manage the fund’s sector allocations and style exposures. With sector and style more neutralized relative to the benchmark, our focus was on stock selection, guided by our belief that improving governance will drive shareholder returns for many Japanese businesses.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Japan Fund (Z Class)	16.23%	-9.72%
TOPIX Index Net (Regulatory Benchmark)	21.29	1.05
MSCI Japan Index Net (Strategy Benchmark)	22.33	1.02

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 272,064,000	$ 272,064,000	$ 272,064,000
Holdings Count | Holding	77	77	77
Advisory Fees Paid, Amount	$ 1,818,000
InvestmentCompanyPortfolioTurnover	67.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$272,064 Number of Portfolio Holdings77
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Electric Appliances & Precision Instruments	21.0%
IT & Services & Others	12.7
Commercial & Wholesale Trade	8.5
Banks	7.3
Financials Ex-Banks	7.2
Machinery	6.6
Raw Materials & Chemicals	5.9
Automobiles & Transportation Equipment	5.2
Pharmaceutical	4.5
Other	21.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Sony Group	5.2%
ITOCHU	5.1
Mitsubishi UFJ Financial Group	4.7
Hitachi	4.4
Recruit Holdings	3.5
Tokio Marine Holdings	3.3
Nintendo	3.0
Seven & i Holdings	2.9
Inpex	2.8
ORIX	2.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless